Schedule of Consolidated Financial Statements (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 26, 2017
Current assets:
Cash and cash equivalents		¥ 117,472	¥ 243,392	¥ 114,945
Short-term investments		35,423	21,474
Accounts receivable, net		982,479	466,066
Prepayments and other current assets		45,436	49,321
Total current assets		1,180,810	780,253
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		1,368	1,667
Intangible assets, net		5,950	8,050
Right-of-use assets		5,653	10,249
Goodwill		84,609	84,609		¥ 84,600
Other non-current assets		4,530	4,149
Total non-current assets		107,110	113,724
TOTAL ASSETS		1,287,920	893,977
Current liabilities:
Accounts payable		725,815	316,868
Short-term borrowings	[1]	30,000	20,000
Contract liabilities		1,781	4,295
Salary and welfare benefits payable		80,377	73,609
Tax payable		12,011	950
Accrued expenses and other current liabilities		25,248	25,759
Short-term lease liabilities		3,037	3,951
Total current liabilities		878,269	501,533
Non-current liabilities:
Deferred tax liabilities		1,488	2,013
Long-term lease liabilities		2,137	5,398
Deferred revenue		1,432	1,432
Total non-current liabilities		53,900	14,262
TOTAL LIABILITIES		932,169	515,795
Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies			55,251
Subsidiaries [Member]
Current assets:
Cash and cash equivalents		31,958	86,330
Short-term investments		3,000	226
Accounts receivable, net		781,857	445,941
Prepayments and other current assets		31,575	41,695
Total current assets		851,406	578,767
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		1,239	1,221
Intangible assets, net		5,950	8,050
Right-of-use assets		5,653	7,067
Goodwill		84,609	84,609
Other non-current assets		225
Total non-current assets		102,676	105,947
TOTAL ASSETS		954,082	684,714
Current liabilities:
Accounts payable		551,214	283,547
Short-term borrowings		10,000	10,000
Contract liabilities		125	626
Salary and welfare benefits payable		60,838	57,878
Tax payable		7,077	624
Accrued expenses and other current liabilities		17,166	11,504
Short-term lease liabilities		3,037	2,304
Total current liabilities		798,513	580,382
Non-current liabilities:
Deferred tax liabilities		1,488	2,013
Long-term lease liabilities		2,137	4,550
Amounts due to intra-Group companies		230,705	244,471
Deferred revenue		1,432	1,432
Total non-current liabilities		281,573	252,466
TOTAL LIABILITIES		1,080,086	832,848
Subsidiaries [Member] | Intra Group Companies [Member]
Current assets:
Amounts due from intra-Group companies		3,016	4,575
Current liabilities:
Amounts due to intra-Group companies		149,056	158,648
Subsidiaries [Member] | Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies			55,251
Non-current liabilities:
Amounts due to intra-Group companies		¥ 45,811

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. The loans of RMB10.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.